Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2023	$6,523,511	$6,231,205	$4,429,093	$4,195,237	$106.01	$115.64	$565,900,000	21.3%
2022	$11,657,989	$12,884,815	$4,162,215	$4,422,936	$108.69	$116.10	$414,169,000	21.1%
2021	$3,971,101	$4,414,151	$1,352,603	$1,504,898	$106.04	$124.74	$277,538,000	15.4%
2020	$3,708,472	$3,847,438	$1,250,625	$1,328,046	$93.93	$91.29	$226,409,000	14.6%
(1)	The CEO for each year is James C. Ryan, III who began serving as our CEO in 2019.
(2)	Non-CEO NEOs for 2022 and 2023 include Messrs. Scudder, Sandgren, Sander and Falconer. Non-CEO NEOs for 2020 and 2021 include Messrs. Sandgren, Falconer and Jeffrey L. Knight and Ms. Vanzo.

(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2023		2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$6,523,511	$4,429,093	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$3,011,947	$1,273,391	$7,736,725	$2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$2,940,592	$1,242,077	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(335,439)	$(146,058)	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$(169,197)	$(105,667)	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$283,685	$49,183	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$6,231,205	$4,195,237	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

(4)	The Company has chosen to use the KRX Index as its peer group for this “Pay Versus Performance” section.
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as CECL Day 1 non-PCD provision expense, merger-related charges associated with completed and pending acquisitions, gain on sale of Visa Class B restricted shares, FDIC special assessment expense, gain on sale of health savings accounts, contract termination charges, property optimization charges, net securities losses and expenses related to the tragic April 10, 2023 event at our downtown Louisville location. The equivalent GAAP measure for one-year ROATCE was 20.2%, 16.3%, 14.9% and 13.3% for 2023, 2022, 2021 and 2020,
respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 23, 2024 press release reporting its financial results for its 2023 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 23, 2024.

Company Selected Measure Name	Adjusted One-Year ROATCE
Named Executive Officers, Footnote

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2023	$6,523,511	$6,231,205	$4,429,093	$4,195,237	$106.01	$115.64	$565,900,000	21.3%
2022	$11,657,989	$12,884,815	$4,162,215	$4,422,936	$108.69	$116.10	$414,169,000	21.1%
2021	$3,971,101	$4,414,151	$1,352,603	$1,504,898	$106.04	$124.74	$277,538,000	15.4%
2020	$3,708,472	$3,847,438	$1,250,625	$1,328,046	$93.93	$91.29	$226,409,000	14.6%
(1)	The CEO for each year is James C. Ryan, III who began serving as our CEO in 2019.
(2)	Non-CEO NEOs for 2022 and 2023 include Messrs. Scudder, Sandgren, Sander and Falconer. Non-CEO NEOs for 2020 and 2021 include Messrs. Sandgren, Falconer and Jeffrey L. Knight and Ms. Vanzo.

Peer Group Issuers, Footnote	The Company has chosen to use the KRX Index as its peer group for this “Pay Versus Performance” section.
PEO Total Compensation Amount	$ 6,523,511	$ 11,657,989	$ 3,971,101	$ 3,708,472
PEO Actually Paid Compensation Amount	$ 6,231,205	12,884,815	4,414,151	3,847,438
Adjustment To PEO Compensation, Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2023		2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$6,523,511	$4,429,093	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$3,011,947	$1,273,391	$7,736,725	$2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$2,940,592	$1,242,077	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(335,439)	$(146,058)	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$(169,197)	$(105,667)	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$283,685	$49,183	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$6,231,205	$4,195,237	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

Non-PEO NEO Average Total Compensation Amount	$ 4,429,093	4,162,215	1,352,603	1,250,625
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,195,237	4,422,936	1,504,898	1,328,046
Adjustment to Non-PEO NEO Compensation Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

	2023		2022		2021		2020
		Other NEOs		Other NEOs		Other NEOs		Other NEOs
	CEO	Average	CEO	Average	CEO	Average	CEO	Average
Summary Compensation Table (SCT) Total	$6,523,511	$4,429,093	$11,657,989	$4,162,215	$3,971,101	$1,352,603	$3,708,472	$1,250,625
Deduct: grant date fair value of equity awards granted during fiscal year (FY)	$3,011,947	$1,273,391	$7,736,725	$2,030,809	$1,540,832	$371,607	$1,424,200	$378,303
Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$2,940,592	$1,242,077	$8,122,095	$2,162,267	$1,587,472	$382,862	$1,198,673	$318,399
Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(335,439)	$(146,058)	$692,721	$102,279	$242,043	$62,209	$261,685	$80,212
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY	$(169,197)	$(105,667)	$34,096	$(6,661)	$112,394	$57,214	$64,863	$36,006
Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT	$283,685	$49,183	$114,639	$33,645	$41,973	$21,616	$37,946	$21,107
Compensation Actually Paid	$6,231,205	$4,195,237	$12,884,815	$4,422,936	$4,414,151	$1,504,898	$3,847,438	$1,328,046

Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return. On an individual year basis, the Company’s TSR outperformed the KRX Index in 2020 and 2022. In 2021, the Company’s TSR was impacted by the announcement of the Merger with First Midwest, which is typical for a period of time following the announcement of a transformational merger until such time as the financial performance is reported on a combined basis, even when financial metrics, such as ours, for the combined company are favorable. Given this context, the Company’s TSR underperformed the KRX Index in 2021. In October 2023, we announced our acquisition of CapStar that, similar to 2021, contributed to our TSR for 2023 modestly underperforming the KRX index.

Compensation Actually Paid vs. Net Income

Net Income. The Company achieved record adjusted net income in 2021, 2022 and 2023. For 2023, results were positively impacted by robust, broad-based total loan growth, net interest margin expansion, stable low-cost deposits, disciplined expense management and strong credit quality metrics. For 2020, even with the COVID-19 pandemic, the Company delivered strong net income results, primarily due to its commercial loan production, capital markets revenue and mortgage production, in addition to disciplined expense management and strong credit quality metrics. The Company does not currently use net income as one of its measures for its compensation decisions; however, net income is a key component of adjusted EPS, which is a measure used by the Company.

Compensation Actually Paid vs. Company Selected Measure

Adjusted One-Year ROATCE. The Company used adjusted one-year ROATCE as its company-selected measure. ROATCE is a key indicator of performance and correlates to higher valuations for common stock of publicly traded bank holding companies. In each of 2020, 2021, 2022 and 2023, the Company exceeded its adjusted ROATCE performance targets. Our one-year adjusted ROATCE for 2023 was in the top decile of the KRX Index.

Total Shareholder Return Vs Peer Group

Total Shareholder Return. On an individual year basis, the Company’s TSR outperformed the KRX Index in 2020 and 2022. In 2021, the Company’s TSR was impacted by the announcement of the Merger with First Midwest, which is typical for a period of time following the announcement of a transformational merger until such time as the financial performance is reported on a combined basis, even when financial metrics, such as ours, for the combined company are favorable. Given this context, the Company’s TSR underperformed the KRX Index in 2021. In October 2023, we announced our acquisition of CapStar that, similar to 2021, contributed to our TSR for 2023 modestly underperforming the KRX index.

Tabular List, Table

Tabular List (Unranked)

The table below provides an unranked list of the most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s performance in 2023. Each of these financial metrics was used in determining short and long-term incentive awards in 2023.

Adjusted One-Year EPS
Adjusted One-Year ROATCE
Three-Year Relative TSR
Three-Year Relative ROATCE

Total Shareholder Return Amount	$ 106.01	108.69	106.04	93.93
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 565,900,000	$ 414,169,000	$ 277,538,000	$ 226,409,000
Company Selected Measure Amount	21.3	21.1	15.4	14.6
PEO Name	James C. Ryan, III
Percentage of Equivalent GAAP Measure	20.20%	16.30%	14.90%	13.30%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted One-Year EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted One-Year ROATCE
Non-GAAP Measure Description
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as CECL Day 1 non-PCD provision expense, merger-related charges associated with completed and pending acquisitions, gain on sale of Visa Class B restricted shares, FDIC special assessment expense, gain on sale of health savings accounts, contract termination charges, property optimization charges, net securities losses and expenses related to the tragic April 10, 2023 event at our downtown Louisville location. The equivalent GAAP measure for one-year ROATCE was 20.2%, 16.3%, 14.9% and 13.3% for 2023, 2022, 2021 and 2020,
respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 23, 2024 press release reporting its financial results for its 2023 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 23, 2024.

Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Three-Year Relative ROATCE
PEO | Deduct: grant date fair value of equity awards granted during fiscal year (FY)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,011,947)	$ (7,736,725)	$ (1,540,832)	$ (1,424,200)
PEO | Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,940,592	8,122,095	1,587,472	1,198,673
PEO | Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,439)	692,721	242,043	261,685
PEO | Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,197)	34,096	112,394	64,863
PEO | Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,685	114,639	41,973	37,946
Non-PEO NEO | Deduct: grant date fair value of equity awards granted during fiscal year (FY)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,273,391)	(2,030,809)	(371,607)	(378,303)
Non-PEO NEO | Add: fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,242,077	2,162,267	382,862	318,399
Non-PEO NEO | Add: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,058)	102,279	62,209	80,212
Non-PEO NEO | Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested during or at the end of the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,667)	(6,661)	57,214	36,006
Non-PEO NEO | Add: value of dividends or other earnings paid on stock or option awards not otherwise included in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,183	$ 33,645	$ 21,616	$ 21,107